Cost Of Sales - Summary of Cost of Sales (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Sales By nature [Line Items]
Depreciation and amortization	$ 1,291	$ 1,234	$ 1,173
Cost of sales	10,821	10,655	10,868
Cost of sales [member]
Disclosure Of Cost Of Sales By nature [Line Items]
Raw materials and goods for resale	5,179	4,964	5,207
Payroll	1,751	1,787	1,701
Electricity, fuels and other services	1,272	1,429	1,558
Depreciation and amortization	1,047	1,008	969
Maintenance, repairs and supplies	943	947	908
Transportation costs	568	525	454
Other Production Costs and Change in Inventory	61	(5)	71
Cost of sales	$ 10,821	$ 10,655	$ 10,868